Summary of Significant Accounting Policies - Impact on Weighted Average Shares and Earnings Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 3,374,118	$ (10,445,389)	$ 1,528,079	$ (20,233)		$ (32,821)	$ (5,543,192)
Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 2,699,294						$ (4,405,422)
Weighted average shares outstanding, basic and diluted	27,600,000						26,589,011
Basic and diluted earnings per ordinary share	$ 0.10						$ (0.17)
Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 674,824			$ (20,233)			$ (1,137,770)
Weighted average shares outstanding, basic and diluted	6,900,000			6,000,000			6,867,033
Basic and diluted earnings per ordinary share	$ 0.10			$ 0.00			$ (0.17)
Restatement of redeemable common stock as temporary equity | Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079		$ (8,917,310)
Weighted average shares outstanding, basic and diluted		27,600,000	24,533,333		26,075,138
Basic and diluted earnings per ordinary share		$ (0.30)	$ 0.05		$ (0.27)
Restatement of redeemable common stock as temporary equity | Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079		$ (8,917,310)
Weighted average shares outstanding, basic and diluted		6,900,000	6,800,000		6,850,276
Basic and diluted earnings per ordinary share		$ (0.30)	$ 0.05		$ (0.27)
As Reported | Restatement of redeemable common stock as temporary equity | Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079		$ (8,917,310)
Weighted average shares outstanding, basic and diluted		27,600,000	27,600,000		27,600,000
As Reported | Restatement of redeemable common stock as temporary equity | Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079		$ (8,917,310)
Weighted average shares outstanding, basic and diluted		6,900,000	6,800,000		6,850,276
Basic and diluted earnings per ordinary share		$ (1.51)	$ 0.22		$ (1.31)
Adjustment | Restatement of redeemable common stock as temporary equity | Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding, basic and diluted			(3,066,667)		(1,524,862)
Basic and diluted earnings per ordinary share		(0.30)	$ 0.05		$ (0.27)
Adjustment | Restatement of redeemable common stock as temporary equity | Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted earnings per ordinary share		$ 1.21	$ (0.17)		$ 1.04